Risk management for financial instruments - Contractual undiscounted cash flows for operations (Details)	Dec. 31, 2022 USD ($)
Contractual undiscounted cash flows for operations
2023	$ 15,248,995
2024	516,123
2025	232,461
Contractual undiscounted cash flows	15,997,579
Trade and other payables
Contractual undiscounted cash flows for operations
2023	5,937,880
Contractual undiscounted cash flows	5,937,880
Lease obligations
Contractual undiscounted cash flows for operations
2023	679,718
2024	496,123
2025	232,461
Contractual undiscounted cash flows	1,408,302
Crown Capital debt
Contractual undiscounted cash flows for operations
2023	7,701,650
Contractual undiscounted cash flows	7,701,650
Contingent consideration Wordz
Contractual undiscounted cash flows for operations
2023	236,808
Contractual undiscounted cash flows	236,808
Wordz promissory note
Contractual undiscounted cash flows for operations
2023	432,939
Contractual undiscounted cash flows	432,939
HomeTech VTB loan
Contractual undiscounted cash flows for operations
2023	260,000
2024	20,000
Contractual undiscounted cash flows	$ 280,000